Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 2,470	$ 3,299
Accounts payable to shareholders	1,982	1,378
Accounts payable to Board Members	224
Accounts payable to underwriters, promoters, and employees	812	1,150
Other accounts payable	1,416	1,136
Total accounts payable	$ 6,904	$ 6,963